Schedule of Reserves (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Opening balance at 1 July	[1]	$ 192,233	$ 193,886
Exchange differences arising from foreign operations	[1]	(48,453)	(1,653)
Closing balance at 30 June	[1]	143,780	192,233
Opening balance at 1 July	[2]	3,603,916	3,603,916
Equity-settled employee benefits	[2]	3,669,971	2,615,194
Equity-settled supplier payments	[2]	1,093,843	988,722
Listed warrants	[2]	258,161
Closing balance at 30 June	[2]	5,021,975	3,603,916
Opening balance at 1 July
Convertible note issues		140,720
Closing balance at 30 June		140,720
Total reserves		$ 5,306,475	$ 3,797,802

[1]	Foreign currency translation reserve
[2]	Share option reserve